Item G.1.b.iv

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

(the "Fund")

Section 16(a) of the Securities Exchange Act of 1934 and Section 30(h) of the 1940 Act require certain persons to file certain reports of ownership (“Section 16 Filings”) with the Securities and Exchange Commission. To the Fund’s knowledge, all required Section 16 Filings were timely and correctly made by reporting persons during the Fund’s most recently completed fiscal year.